Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000009596 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009596 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009596 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009596 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009596 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009596 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009596 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009596 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009596 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009596 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009596 | Electronic Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000009596 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000009596 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009596 | Producer Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009596 | Finance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009596 | Health Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009596 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009596 | Health Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009596 | Process Industries
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009596 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009596 | Mortgage Pass-Through Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000009596 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009596 | Taxable Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009596 | U.S. Treasury / Federal Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009596 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009596 | Equities
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000009596 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000009600 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009600 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000009600 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009600 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009600 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009600 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009600 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009600 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009600 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009600 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009600 | Electronic TechnologyBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000009600 | FinanceBNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000009600 | Technology ServicesBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000009600 | Health TechnologyBNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000009600 | Producer ManufacturingBNY-438516106
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009600 | UtilitiesBNY-69351T106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009600 | Retail TradeBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009600 | Health ServicesBNY-14149Y108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009600 | Consumer Non-DurablesBNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009600 | Industrial ServicesBNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000033658 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033658 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033658 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033658 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033658 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033658 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033658 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033658 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033658 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033658 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033658 | Electronic TechnologyBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000033658 | FinanceBNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000033658 | Technology ServicesBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000033658 | Health TechnologyBNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000033658 | Producer ManufacturingBNY-438516106
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033658 | UtilitiesBNY-69351T106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033658 | Retail TradeBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033658 | Health ServicesBNY-14149Y108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033658 | Consumer Non-DurablesBNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033658 | Industrial ServicesBNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000069003 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069003 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000069003 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000069003 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069003 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069003 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069003 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069003 | Shell, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069003 | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069003 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069003 | Technology ServicesBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000069003 | Electronic TechnologyBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000069003 | FinanceBNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000069003 | Producer ManufacturingBNY-BK9ZQ96
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000069003 | Health TechnologyBNY-046353108
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000069003 | Consumer ServicesBNY-4247494
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069003 | Consumer Non-DurablesBNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069003 | Industrial ServicesBNY-16411R208
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069003 | Energy MineralsBNY-780259305
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000069003 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000069003 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000069003 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069003 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069003 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069003 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069003 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069003 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069003 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069003 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000071096 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071096 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000071096 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000071096 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071096 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000071096 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071096 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071096 | Shell, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071096 | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071096 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071096 | Technology ServicesBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000071096 | Electronic TechnologyBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000071096 | FinanceBNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000071096 | Producer ManufacturingBNY-BK9ZQ96
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000071096 | Health TechnologyBNY-046353108
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000071096 | Consumer ServicesBNY-4247494
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000071096 | Consumer Non-DurablesBNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071096 | Industrial ServicesBNY-16411R208
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071096 | Energy MineralsBNY-780259305
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000071096 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000071096 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000071096 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000071096 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000071096 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000071096 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071096 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071096 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071096 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071096 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170242 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000170242 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000170242 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170242 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170242 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170242 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170242 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170242 | Trane Technologies, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170242 | Iberdrola SA, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170242 | Allianz SE, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170242 | Technology ServicesBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000170242 | FinanceBNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000170242 | Electronic TechnologyBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000170242 | Producer ManufacturingBNY-786584102
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000170242 | Health TechnologyBNY-0922320
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000170242 | Consumer ServicesBNY-759530108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000170242 | Consumer Non-DurablesBNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000170242 | Retail TradeBNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170242 | UtilitiesBNY-450737101
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000170242 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000170242 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000170242 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000170242 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170242 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000170242 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170242 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170242 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000170242 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000170242 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170243 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000170243 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000170243 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170243 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170243 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170243 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170243 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170243 | Trane Technologies, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170243 | Iberdrola SA, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170243 | Allianz SE, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170243 | Technology ServicesBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000170243 | FinanceBNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000170243 | Electronic TechnologyBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000170243 | Producer ManufacturingBNY-786584102
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000170243 | Health TechnologyBNY-0922320
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000170243 | Consumer ServicesBNY-759530108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000170243 | Consumer Non-DurablesBNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000170243 | Retail TradeBNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170243 | UtilitiesBNY-450737101
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000170243 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000170243 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000170243 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000170243 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170243 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000170243 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170243 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170243 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000170243 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000170243 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153295 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153295 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153295 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153295 | TechnipFMC, PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153295 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | Addus HomeCare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | Old National Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | Evercore, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153295 | FinanceBNY-2677606
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000153295 | Producer ManufacturingBNY-443510607
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000153295 | Industrial ServicesBNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000153295 | Health TechnologyBNY-04963C209
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000153295 | Electronic TechnologyBNY-19247G107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153295 | Process IndustriesBNY-827048109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153295 | Health ServicesBNY-006739106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153295 | Non-Energy MineralsBNY-26969P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153295 | Commercial ServicesBNY-194693107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000153296 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153296 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153296 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153296 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153296 | TechnipFMC, PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153296 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153296 | Addus HomeCare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153296 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153296 | Old National Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153296 | Evercore, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153296 | FinanceBNY-2677606
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000153296 | Producer ManufacturingBNY-443510607
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000153296 | Industrial ServicesBNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000153296 | Health TechnologyBNY-04963C209
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000153296 | Electronic TechnologyBNY-19247G107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153296 | Process IndustriesBNY-827048109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153296 | Health ServicesBNY-006739106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153296 | Non-Energy MineralsBNY-26969P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153296 | Commercial ServicesBNY-194693107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000009598 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009598 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009598 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009598 | TechnipFMC, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009598 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009598 | PTC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009598 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009598 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009598 | Axis Capital Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009598 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009598 | FinanceBNY-2677606
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009598 | Industrial ServicesBNY-29084Q100
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000009598 | Health ServicesBNY-006739106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009598 | Producer ManufacturingBNY-224408104
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000009598 | Health TechnologyBNY-45784P101
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000009598 | Electronic TechnologyBNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000009598 | Technology ServicesBNY-69370C100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000009598 | Non-Energy MineralsBNY-89531P105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009598 | Retail TradeBNY-147528103
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000009595 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000009595 | Shell, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009595 | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009595 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009595 | Sony Group Corp., ADR
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009595 | Safran SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009595 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009595 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009595 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009595 | BAE Systems, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009595 | Electronic TechnologyBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000009595 | FinanceBNY-B0SWJX3
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000009595 | Producer ManufacturingBNY-4834108
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000009595 | Health TechnologyBNY-670100205
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009595 | Technology ServicesBNY-BQRRZ00
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009595 | Consumer Non-DurablesBNY-BYQQ3P5
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009595 | Consumer ServicesBNY-BD6K457
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009595 | Consumer DurablesBNY-835699307
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009595 | UtilitiesBNY-B288C92
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009595 | Non-Energy MineralsBNY-B01ZKD6
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009595 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009595 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000009595 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009595 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000009595 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009595 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009595 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000009595 | France
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000009595 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009595 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009597 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000009597 | Taiwan Semiconductor Co.
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000009597 | iShares MSCI India ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009597 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009597 | Naspers, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009597 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009597 | HDFC Bank, Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009597 | DBS Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009597 | Hong Kong Exchanges & Clearing, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009597 | Singapore Technologies Engineering, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009597 | Electronic TechnologyBNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000009597 | FinanceBNY-B4TX8S1
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000009597 | Technology ServicesBNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009597 | Retail TradeBNY-BZBFKT7
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009597 | Consumer ServicesBNY-BN0VX82
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009597 | Investment CompaniesBNY-46429B598
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009597 | Producer ManufacturingBNY-6043214
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009597 | Non-Energy MineralsBNY-84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009597 | Consumer Non-DurablesBNY-344419106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009597 | UtilitiesBNY-6333937
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009597 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000009597 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009597 | China
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000009597 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000009597 | India
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009597 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009597 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000009597 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009597 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009597 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.80%